Risk management and management of capital - Foreign currency exposures explanatory (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Net average currency exposure	$ 58	$ 63	$ 72
Effect of 10% change	(6)	(6)	(7)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net average currency exposure	11	18	29
Effect of 10% change	(1)	(2)	(3)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net average currency exposure	22	14	11
Effect of 10% change	(2)	(1)	(1)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net average currency exposure	13	10	4
Effect of 10% change	(1)	(1)	0
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net average currency exposure	12	22	28
Effect of 10% change	$ (1)	$ (2)	$ (3)